Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, authorized	1,000,000	1,000,000	1,000,000
Preference shares, issued	0	0	0
Preference shares, outstanding	0	0	0
Ordinary shares, issued	32,500,000
Ordinary shares, outstanding	32,500,000
Class A Ordinary Shares
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption	32,500,000	32,500,000	0
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 10.04	$ 10	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, issued	0	0	0
Ordinary shares, outstanding	0	0	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	30,000,000	30,000,000	30,000,000
Ordinary shares, issued	8,125,000	8,125,000	8,625,000
Ordinary shares, outstanding	8,125,000	8,125,000	8,625,000